Shareholders’ Equity (Details Narrative)						12 Months Ended
	Feb. 07, 2025 USD ($) shares	Feb. 07, 2025 SGD ($) $ / shares shares	Jan. 26, 2022 SGD ($) $ / shares shares	Sep. 07, 2021 shares	Aug. 25, 2021 SGD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 SGD ($) shares	Aug. 31, 2022 SGD ($)	Aug. 02, 2022 $ / shares shares	Jun. 30, 2022 SGD ($)	Mar. 10, 2022 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized | shares						500,000,000					500,000,000		500,000,000				500,000,000
Common stock, par value | (per share)						$ 0.001						$ 0.001			$ 0.001		$ 0.001
Common stock, shares issued | shares						13,500,000					13,500,000		11,250,000		11,250,000
Dividend										$ 11,703,290
Payments of dividends										$ 4,086,016
Dividend paid					$ 1,300,000
Shares issued dividends | shares				500,000
Dividends payable						$ 4,304,783					$ 5,817,274		$ 5,817,274
Stock issued during period, shares, new issues | shares			160,000
Stock issued during period, subscribed ordinary shares, value						7,871,547	$ 10,695,066
Paid in capital received						9,906,309					$ 13,376,828		$ 2,684,797
Capital contribution														$ 1,200,000
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares		$ 4.50
Gross proceeds		$ 10,130,000
Net proceeds	$ 8,800,000					$ 7,914,349	$ 10,695,067
Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share | $ / shares			$ 7.5
Paid in capital received																$ 712,880
Master Stride Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues | shares			82,000
Stock issued during period, subscribed ordinary shares, value			$ 615,000
Fame Hall Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues | shares			78,000
Stock issued during period, subscribed ordinary shares, value			$ 585,000